Other investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other investments
Investments, Current	$ 84,236	$ 50,365
Investments, non-current	$ 18,074	17,903
Financial assets at amortized cost | Minimum
Other investments
Maturity term	1 month
1-3 Month T-Bill ETF (BIL) | Minimum
Other investments
Maturity term	1 month
1-3 Month T-Bill ETF (BIL) | Maximum
Other investments
Maturity term	3 months
1-3 Month T-Bill ETF (BIL) | Financial assets measured at fair value
Other investments
Investments, Current	$ 14,809	14,818
1.5% US treasury notes | Financial assets at amortized cost
Other investments
Investments, Current		35,547
Interest rate	1.50%
1.7% federal bonds German Government | Fair value through other comprehensive income
Other investments
Investments, non-current	$ 3,242	2,969
Interest rate	1.70%
iShares 20+ Year Treasury Bond ETF (TLT) | Financial assets measured at fair value
Other investments
Investments, non-current	$ 14,832	$ 14,934
Debt securities | Financial assets at amortized cost
Other investments
Interest rate	0.875%
Debt securities | Financial assets at amortized cost | Maximum
Other investments
Maturity term	10 months
Debt securities | Fair value through other comprehensive income
Other investments
Interest rate	1.70%
Maturity term	9 years
Zero percent US treasury notes | Financial assets at amortized cost
Other investments
Investments, Current	$ 54,419
Interest rate		0.00%
Zero point eight seven five percent US treasury bills | Financial assets at amortized cost
Other investments
Investments, Current	$ 15,008
Interest rate	0.875%	0.875%